OTHER RECEIVABLES (Details) - USD ($)			1 Months Ended				12 Months Ended
	Jul. 08, 2022	May 22, 2022	Jul. 31, 2022	Jan. 31, 2022	May 31, 2020	Nov. 30, 2019	Mar. 31, 2022	Mar. 31, 2021
Other Receivable [Line Items]
Other receivables							$ 24,621,834	$ 10,368,959
Allowance for uncollectible other receivables							(4,621,834)
Other receivables, net							20,000,000	10,368,959
Other receivables - current							20,000,000	8,872,838
Other receivables - non-current								1,496,121
Payments for Deposits					$ 15,500,000	$ 30,900,000
Refund Of Deposits Receivable		$ 4,500,000					6,100,000
Remaining balance refund on monthly basis in next two years					$ 693,905
Period For Refund Of Remaining Balance Of Deposits Receivable On Monthly Basis					2 years
Annual Interest Charge On Refund Receivable On Deposits					2.00%
Registered Capital Of Guarantee Company					$ 142,900,000
Allowance for remaining balance received								4,600,000
Amount borrowed from a third party				$ 35,200,000
Interest receivable							2,055	$ 11,746
Four Individuals
Other Receivable [Line Items]
Principal payment of loan to each individual				$ 5,000,000.0
Annual Interest rate on debt				5.00%
Amount received as a repayment of debt							$ 20,000,000.0
Four Individuals | Subsequent event
Other Receivable [Line Items]
Interest income	$ 300,000		$ 300,000
Amount lent to other individuals	$ 20,000,000.0